Changes in and Reclassifications From Accumulated Other Comprehensive Income - Reclassification of AOCI (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	$ 498	$ 534	$ 816	$ 924
Income before income taxes	331	216	465	403
Provision for income taxes	51	30	66	44
Net income	280	186	399	359
Net realized capital losses	(20)	(242)	(74)	(275)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	(2)	36	99	37
Net Unrealized Gain on Fixed Maturities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	(2)	47	127	47
Provision for income taxes	0	10	27	10
Net income	(2)	37	100	37
Net realized capital losses	(2)	47	127	47
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	0	0	(1)
Provision for income taxes	0	0	0
Net income	0	0	(1)
Net realized capital losses	0	0	(1)
Net Gain on Cash Flow Hedging Instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	0	0	0	0
Provision for income taxes	0	0	0	0
Net income	0	(1)	0	0
Net realized capital losses	0	(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	0	0	0	0
Net realized capital losses	0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Foreign currency swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	0	0	0	0
Net realized capital losses	0	(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	0	(1)	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income	0	0	0	0
Net realized capital losses	0	0	0	0
Net Gain on Cash Flow Hedging Instruments | Cash flow hedges | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital losses	$ 0	$ (1)	$ 0	$ 0